INVESTMENT PROPERTIES - Fair Value Measurement of Assets Sensitivity (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Property
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	0.25%
Impact of +25bps DR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,715
Impact of +25bps TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	2,351
Impact of +25bps DR and +25bps TCR or +25bps ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	3,826
Office | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	425
Office | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	618
Office | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	1,028
Retail | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	349
Retail | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	547
Retail | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	883
LP Investments | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	941
LP Investments | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	1,186
LP Investments | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	$ 1,915